Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.9%
Security	Shares	Value
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.(1)(2)	1,131	$ 811,651
Boeing Co.(1)(2)	13,887	2,997,231
Huntington Ingalls Industries, Inc.	1,110	319,580
Northrop Grumman Corp.(2)	5,607	3,416,457
RTX Corp.(2)	7,449	1,246,441
Textron, Inc.(2)	11,648	984,140
		$ 9,775,500
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(2)	3,944	$ 522,186
		$ 522,186
Automobiles — 2.1%
Tesla, Inc.(1)(2)	22,603	$ 10,052,006
		$ 10,052,006
Banks — 4.4%
Bank of America Corp.(2)	86,352	$ 4,454,900
Fifth Third Bancorp(2)	57,446	2,559,219
JPMorgan Chase & Co.(2)	32,092	10,122,780
KeyCorp(2)	50,596	945,639
M&T Bank Corp.(2)	4,036	797,594
PNC Financial Services Group, Inc.(2)	9,681	1,945,203
		$ 20,825,335
Beverages — 0.7%
Coca-Cola Co.(2)	50,990	$ 3,381,657
		$ 3,381,657
Biotechnology — 2.2%
AbbVie, Inc.(2)	17,192	$ 3,980,636
Amgen, Inc.(2)	10,483	2,958,302
Gilead Sciences, Inc.(2)	24,351	2,702,961
Vertex Pharmaceuticals, Inc.(1)(2)	1,809	708,477
		$ 10,350,376
Broadline Retail — 4.3%
Amazon.com, Inc.(1)(2)	91,831	$ 20,163,333
		$ 20,163,333
Capital Markets — 1.7%
Cboe Global Markets, Inc.(2)	6,253	$ 1,533,548
Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp.	4,491	$ 428,756
Intercontinental Exchange, Inc.	633	106,648
S&P Global, Inc.(2)	7,020	3,416,704
State Street Corp.(2)	23,543	2,731,223
		$ 8,216,879
Chemicals — 1.2%
AdvanSix, Inc.(2)	1,530	$ 29,651
Corteva, Inc.(2)	26,850	1,815,866
Eastman Chemical Co.(2)	9,455	596,138
Sherwin-Williams Co.(2)	8,639	2,991,340
		$ 5,432,995
Commercial Services & Supplies — 0.2%
Waste Management, Inc.(2)	4,656	$ 1,028,184
		$ 1,028,184
Communications Equipment — 1.0%
Cisco Systems, Inc.(2)	67,328	$ 4,606,582
		$ 4,606,582
Construction & Engineering — 0.4%
Quanta Services, Inc.(2)	4,232	$ 1,753,825
		$ 1,753,825
Construction Materials — 0.4%
Vulcan Materials Co.(2)	5,482	$ 1,686,373
		$ 1,686,373
Consumer Finance — 1.5%
American Express Co.(2)	12,228	$ 4,061,652
Capital One Financial Corp.(2)	13,481	2,865,791
		$ 6,927,443
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.(2)	2,727	$ 2,524,193
Dollar General Corp.	3,836	396,451
Dollar Tree, Inc.(1)(2)	12,274	1,158,297
Walmart, Inc.(2)	16,530	1,703,582
		$ 5,782,523
Containers & Packaging — 0.4%
Avery Dennison Corp.(2)	10,440	$ 1,693,055
		$ 1,693,055

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Distributors — 0.2%
Genuine Parts Co.(2)	8,047	$ 1,115,314
		$ 1,115,314
Diversified Telecommunication Services — 0.1%
AT&T, Inc.(2)	24,425	$ 689,762
		$ 689,762
Electric Utilities — 0.4%
Pinnacle West Capital Corp.(2)	10,398	$ 932,285
Xcel Energy, Inc.(2)	12,009	968,526
		$ 1,900,811
Electrical Equipment — 1.4%
Emerson Electric Co.(2)	22,993	$ 3,016,222
GE Vernova, Inc.(2)	5,780	3,554,122
		$ 6,570,344
Entertainment — 1.9%
Netflix, Inc.(1)(2)	5,272	$ 6,320,706
Walt Disney Co.(2)	20,885	2,391,333
		$ 8,712,039
Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B(1)(2)	20,415	$ 10,263,437
Fidelity National Information Services, Inc.(2)	25,140	1,657,732
Mastercard, Inc., Class A(2)	10,833	6,161,919
Visa, Inc., Class A(2)	13,804	4,712,409
		$ 22,795,497
Food Products — 0.9%
Mondelez International, Inc., Class A(2)	43,514	$ 2,718,319
Tyson Foods, Inc., Class A(2)	28,696	1,558,193
		$ 4,276,512
Ground Transportation — 1.0%
J.B. Hunt Transport Services, Inc.(2)	2,663	$ 357,295
Norfolk Southern Corp.(2)	10,573	3,176,235
Uber Technologies, Inc.(1)(2)	11,623	1,138,705
		$ 4,672,235
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories(2)	32,539	$ 4,358,274
Baxter International, Inc.(2)	30,808	701,498
GE HealthCare Technologies, Inc.	5,324	399,832
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Insulet Corp.(1)	530	$ 163,627
Stryker Corp.(2)	9,219	3,407,988
		$ 9,031,219
Health Care Providers & Services — 1.4%
CVS Health Corp.(2)	26,251	$ 1,979,063
DaVita, Inc.(1)	2,893	384,393
UnitedHealth Group, Inc.(2)	12,816	4,425,365
		$ 6,788,821
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.(2)	681	$ 3,676,903
Chipotle Mexican Grill, Inc.(1)(2)	18,700	732,853
Marriott International, Inc., Class A(2)	5,067	1,319,650
Marriott Vacations Worldwide Corp.(2)	2,064	137,380
McDonald's Corp.(2)	13,255	4,028,062
Travel & Leisure Co.(2)	9,305	553,554
		$ 10,448,402
Household Durables — 0.4%
Lennar Corp., Class A(2)	14,423	$ 1,817,875
		$ 1,817,875
Household Products — 0.9%
Clorox Co.(2)	6,843	$ 843,742
Kimberly-Clark Corp.(2)	10,613	1,319,620
Procter & Gamble Co.(2)	13,852	2,128,360
		$ 4,291,722
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	2,974	$ 582,666
		$ 582,666
Industrial Conglomerates — 0.7%
Honeywell International, Inc.(2)	15,358	$ 3,232,859
		$ 3,232,859
Industrial REITs — 0.5%
ProLogis, Inc.(2)	21,887	$ 2,506,499
		$ 2,506,499
Insurance — 2.1%
Allstate Corp.(2)	12,782	$ 2,743,656
Cincinnati Financial Corp.(2)	15,925	2,517,743
Marsh & McLennan Cos., Inc.(2)	14,405	2,903,040

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.(2)	5,042	$ 418,032
Travelers Cos., Inc.(2)	3,902	1,089,516
		$ 9,671,987
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A(2)	55,784	$ 13,561,091
Alphabet, Inc., Class C(2)	41,568	10,123,886
Meta Platforms, Inc., Class A(2)	18,873	13,859,954
		$ 37,544,931
IT Services — 0.5%
VeriSign, Inc.(2)	9,229	$ 2,580,152
		$ 2,580,152
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(2)	7,424	$ 3,600,788
		$ 3,600,788
Machinery — 1.1%
Caterpillar, Inc.(2)	3,417	$ 1,630,422
Snap-on, Inc.(2)	6,380	2,210,861
Stanley Black & Decker, Inc.(2)	5,820	432,601
Westinghouse Air Brake Technologies Corp.(2)	4,982	998,741
		$ 5,272,625
Media — 0.5%
Comcast Corp., Class A(2)	70,525	$ 2,215,895
Paramount Skydance Corp., Class B	2,842	53,771
		$ 2,269,666
Metals & Mining — 0.0%†
Freeport-McMoRan, Inc.	3,848	$ 150,919
		$ 150,919
Multi-Utilities — 2.0%
CenterPoint Energy, Inc.(2)	15,255	$ 591,894
CMS Energy Corp.(2)	34,055	2,494,869
DTE Energy Co.(2)	10,342	1,462,669
NiSource, Inc.(2)	49,999	2,164,957
Public Service Enterprise Group, Inc.(2)	29,851	2,491,364
		$ 9,205,753
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.(2)	17,964	$ 2,789,630
Diamondback Energy, Inc.(2)	14,390	2,059,209
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(2)	5,171	$ 584,633
EOG Resources, Inc.(2)	14,121	1,583,246
Exxon Mobil Corp.(2)	16,551	1,866,125
Marathon Petroleum Corp.(2)	16,374	3,155,925
Phillips 66(2)	16,658	2,265,821
		$ 14,304,589
Passenger Airlines — 0.3%
Southwest Airlines Co.(2)	46,504	$ 1,483,943
		$ 1,483,943
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.(2)	32,959	$ 1,486,451
Eli Lilly & Co.(2)	3,882	2,961,966
Johnson & Johnson(2)	22,195	4,115,397
Merck & Co., Inc.(2)	29,137	2,445,468
		$ 11,009,282
Professional Services — 0.1%
Robert Half, Inc.(2)	13,637	$ 463,385
		$ 463,385
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)(2)	8,158	$ 1,285,374
		$ 1,285,374
Residential REITs — 0.4%
AvalonBay Communities, Inc.(2)	9,432	$ 1,821,979
		$ 1,821,979
Retail REITs — 0.6%
Simon Property Group, Inc.(2)	15,882	$ 2,980,575
		$ 2,980,575
Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.(1)(2)	18,576	$ 3,005,411
Analog Devices, Inc.(2)	13,879	3,410,070
Applied Materials, Inc.(2)	15,313	3,135,184
Broadcom, Inc.(2)	46,643	15,387,992
First Solar, Inc.(1)	1,829	403,349
NVIDIA Corp.(2)	218,111	40,695,151
QUALCOMM, Inc.(2)	8,803	1,464,467
Teradyne, Inc.(2)	16,574	2,281,245
		$ 69,782,869

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software — 10.8%
Adobe, Inc.(1)(2)	3,351	$ 1,182,065
Crowdstrike Holdings, Inc., Class A(1)(2)	2,696	1,322,065
Microsoft Corp.(2)	67,692	35,061,071
Oracle Corp.(2)	18,919	5,320,780
Palantir Technologies, Inc., Class A(1)(2)	33,627	6,134,237
Palo Alto Networks, Inc.(1)	1,161	236,403
Salesforce, Inc.(2)	5,963	1,413,231
		$ 50,669,852
Specialized REITs — 0.1%
Millrose Properties, Inc.	7,211	$ 242,362
		$ 242,362
Specialty Retail — 1.3%
Home Depot, Inc.(2)	14,515	$ 5,881,333
Williams-Sonoma, Inc.	2,338	456,962
		$ 6,338,295
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.(2)	136,000	$ 34,629,680
Super Micro Computer, Inc.(1)(2)	13,766	659,942
		$ 35,289,622
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B(2)	23,522	$ 1,640,189
		$ 1,640,189
Tobacco — 0.8%
Philip Morris International, Inc.(2)	24,209	$ 3,926,700
		$ 3,926,700
Trading Companies & Distributors — 0.5%
Fastenal Co.(2)	20,914	$ 1,025,623
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.(2)	1,547	$ 1,476,859
		$ 2,502,482
Total Common Stocks (identified cost $69,745,727)		$475,669,148

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	1,100,559	$ 1,100,559
Total Short-Term Investments (identified cost $1,100,559)		$ 1,100,559
Total Investments — 101.1% (identified cost $70,846,286)		$476,769,707
Total Written Call Options — (1.1)% (premiums received $3,567,038)		$ (5,000,371)
Other Assets, Less Liabilities — (0.0)%†		$ (351,496)
Net Assets — 100.0%		$471,417,840
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

Written Call Options (Exchange-Traded) — (1.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	57	$38,124,222	$6,525	10/1/25	$ (894,045)
S&P 500 Index	57	38,124,222	6,590	10/3/25	(585,675)
S&P 500 Index	57	38,124,222	6,575	10/6/25	(675,051)
S&P 500 Index	57	38,124,222	6,625	10/8/25	(375,003)
S&P 500 Index	57	38,124,222	6,675	10/10/25	(345,705)
S&P 500 Index	56	37,455,376	6,675	10/13/25	(342,720)
S&P 500 Index	56	37,455,376	6,700	10/15/25	(311,080)

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	56	$37,455,376	$6,735	10/17/25	$ (261,520)
S&P 500 Index	56	37,455,376	6,750	10/20/25	(264,880)
S&P 500 Index	56	37,455,376	6,750	10/22/25	(275,520)
S&P 500 Index	57	38,124,222	6,730	10/24/25	(378,252)
S&P 500 Index	56	37,455,376	6,760	10/27/25	(290,920)
Total					$(5,000,371)
Abbreviations:
REITs	– Real Estate Investment Trusts
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,100,559, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,825,009	$43,025,676	$(43,750,126)	$ —	$ —	$1,100,559	$75,843	1,100,559
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

At September 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$475,669,148*	$ —	$ —	$475,669,148
Short-Term Investments	1,100,559	—	—	1,100,559
Total Investments	$476,769,707	$ —	$ —	$476,769,707
Liability Description
Written Call Options	$ (5,000,371)	$ —	$ —	$ (5,000,371)
Total	$ (5,000,371)	$ —	$ —	$ (5,000,371)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.